Other Assets	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Other assets
9.	Other assets

	2023		2022	2021

Inventory of rewards	Ps.	204,117	153,168	54,247
Accounts to receivable from consultors		41,699	42,878	-
Security deposit		13,325	8,654	4,274
Rewards catalogs		11,233	13,009	12,067
Recoverable taxes		1,741	2,133	10,725
Other receivables		12,330	15,099	4,949

		284,445	234,941	86,262

Current		230,688	188,266	81,988
Non-current		53,757	46,675	4,274

	Ps.	284,445	234,941	86,262